Lease Liabilities - Summary of Supplemental Cash Flow Information Related to Finance Leases (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Operating cash flows from finance leases	$ 558	$ 461
Financing cash flows from finance leases	2,720	905
Right-of-use assets obtained in exchange for finance lease obligations	$ 1,070	$ 5,991